SCHRODER
                               INTERNATIONAL BOND
                                   PORTFOLIO





                                 ANNUAL REPORT
                               December 31, 1998






                           Schroder Capital Funds II


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SCHRODER INTERNATIONAL BOND PORTFOLIO
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SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 1998


                                        FIXED INCOME INVESTMENTS - 94.0%
                            PRINCIPAL
    CURRENCY                 AMOUNT                                                          VALUE (US$)
    --------                ---------                                                        -----------
                                        AUSTRIA - 3.6%
      DEM                     550,000   Republic of Austria, 6.88%, 4/3/00                        $ 344,910
                                                                                               -------------

                                        BELGIUM - 4.5%
      BEF                  13,250,000   Kingdom of Belgium, 9.00%, 6/27/01                          437,582
                                                                                               -------------

                                        CANADA - 5.7%
      GBP                     120,000   Government of Canada, 6.25%, 11/26/04                       215,154
      DEM                     500,000   Province of Ontario, 6.25%, 1/13/04                         334,460
                                                                                               -------------
                                                                                                    549,614
                                                                                               -------------

                                        DENMARK - 5.1%
      DKK                   1,500,000   Kingdom of Denmark, 7.00%, 11/10/24                         302,546
      DKK                   1,100,000   Kingdom of Denmark, 8.00%, 11/15/01                         191,895
                                                                                               -------------
                                                                                                    494,441
                                                                                               -------------

                                        FRANCE - 9.1%
      FRF                   2,000,000   Government of France, 4.75%, 3/12/02                        373,896
      FRF                   2,500,000   Societe Nationale des Chemins de Fer,
                                             7.75%, 3/1/02                                          503,517
                                                                                               -------------
                                                                                                    877,413
                                                                                               -------------

                                        GERMANY - 22.8%
      DEM                   1,920,000   Bundesobligation, 6.50%, 3/15/00                          1,197,940
      DEM                     750,000   KFW International Finance, 6.25%, 10/15/03                  502,890
      DEM                     660,000   Deutschland Republik, 6.50%, 7/4/27                         495,373
                                                                                               -------------
                                                                                                  2,196,203
                                                                                               -------------

                                        ITALY - 4.0%
      ITL                 570,000,000   Republic of Italy, 10.5%, 7/15/00                           382,634
                                                                                               -------------

                                        NETHERLANDS - 3.5%
      DEM                     500,000   LKB Baden-Wuerttemberg Finance, 6.63%, 8/20/03              338,458
                                                                                               -------------

                                        SPAIN - 4.1%
      ESP                  50,000,000   Government of Spain, 8.40%, 4/30/01                         394,120
                                                                                               -------------

                                        SUPRA-NATIONAL - 15.9%
      DEM                     800,000   Asian Development Bank, 5.50%, 10/24/07                     524,414
      JPY                 100,000,000   International Bank for Reconstruction &
                                             Development, 5.25%, 3/20/02                          1,008,385
                                                                                               -------------
                                                                                                  1,532,799
                                                                                               -------------

                                        SWEDEN - 5.8%
      SEK                   3,600,000   Government of Sweden, 10.25%, 5/5/03                        558,607
                                                                                               -------------


    The accompanying notes are an integral part of the financial statements.

                                        1
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SCHEDULE OF INVESTMENTS (CONCLUDED)
AS OF DECEMBER 31, 1998

                            PRINCIPAL
    CURRENCY                 AMOUNT                                                          VALUE (US$)
    --------                ---------                                                        -----------
                                        UNITED KINGDOM - 9.9%
      GBP                     420,000   United Kingdom Treasury, 9.00%, 10/13/08                  $ 953,211
                                                                                               -------------

                                        TOTAL INVESTMENTS - 94.0% (cost $8,473,848)               9,059,992
                                        Other Assets Less Liabilities - 6.0%                        573,506
                                                                                               -------------
                                        TOTAL NET ASSETS - 100.0%                          $         9,633,498
                                                                                               -------------


                       FORWARD FOREIGN CURRENCY CONTRACTS

                                CONTRACTS TO SELL

                                                                              Underlying         Unrealized
                                                                              Face Amount       Appreciation/
Maturity Date           Currency                       Units                   of Value        (Depreciation)
-------------           --------                       -----                 -----------       --------------
    1/20/99                AUD                         206,677                $ 130,000             $ 3,212
    1/20/99                CAD                         470,000                  304,296              (1,694)
    1/20/99                DEM                       8,813,066                5,245,936             (49,104)
    1/20/99                GBP                         585,183                  975,913               2,700
    1/20/99                SEK                       4,500,000                  563,415               8,065
                                                                            -----------           ----------
                                                                            $ 7,219,560           $ (36,821)
                                                                            -----------           ----------

                                CONTRACTS TO BUY

                                                                              Underlying         Unrealized
                                                                              Face Amount       Appreciation/
Maturity Date           Currency                       Units                   of Value        (Depreciation)
-------------           --------                       -----                 -----------       --------------
    1/20/99                AUD                         205,242                $ 130,000            $ (4,093)
    1/20/99                CAD                         985,600                  640,000               1,667
    1/20/99                DEM                       7,452,920                4,530,000             (52,158)
    1/20/99                DKK                         160,000                   25,023                 120
    1/20/99                GBP                         235,696                  400,000              (8,016)
    1/20/99                JPY                     243,028,000                2,043,119             115,210
                                                                           ------------           ----------
                                                                            $ 7,768,142            $ 52,730
                                                                           ------------           -----------

                       Net Receivable for Forward Foreign
                      Currency Contracts (Note 2)                                                  $ 15,909
                                                                                                  ==========

______________________________
CURRENCY ABBREVIATIONS
AUD - Australian Dollar               FRF - French Franc
BEF - Belgian Franc                   GBP - British Pound
CAD - Canadian Dollar                 ITL - Italian Lira
DEM - German Mark                     JPY - Japanese Yen
DKK - Danish Krone                    SEK - Swedish Krona
ESP - Spanish Peseta

    The accompanying notes are an integral part of the financial statements.

                                        2
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SCHRODER INTERNATIONAL BOND PORTFOLIO
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STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS:
      Investments (Note 2):
         Investments at cost                                                                           $ 8,473,848
         Net unrealized appreciation (depreciation)                                                        586,144
                                                                                                 ------------------
                                 Total Investments at Value                                              9,059,992

      Cash                                                                                                 292,438
      Cash denominated in foreign currencies (cost $7,568)                                                   7,443
      Receivable for forward foreign currency contracts (Note 2)                                            15,909
      Interest and other receivables                                                                       291,868
      Organization costs, net of amortization (Note 2)                                                       4,963
                                                                                                 ------------------

                                 Total Assets                                                            9,672,613
                                                                                                 ------------------

LIABILITIES:
      Payable to subadministrator (Note 3)                                                                   1,071
      Accrued expenses and other liabilities                                                                38,044
                                                                                                 ------------------

                                 Total Liabilities                                                          39,115
                                                                                                 ------------------

                                 Net Assets                                                            $ 9,633,498
                                                                                                 ==================


    The accompanying notes are an integral part of the financial statements.

                                        3
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SCHRODER INTERNATIONAL BOND PORTFOLIO
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
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998


INVESTMENT INCOME:
      Interest income                                                                                    $ 857,701
                                                                                                 ------------------

EXPENSES:
      Investment advisory (Note 3)                                                                          70,985
      Administration (Note 3)                                                                               14,197
      Subadministration (Note 3)                                                                            25,000
      Interestholder recordkeeping (Note 3)                                                                 12,131
      Custody                                                                                                4,626
      Accounting (Note 3)                                                                                   67,000
      Legal                                                                                                  2,764
      Audit                                                                                                 27,278
      Trustees                                                                                               1,185
      Amortization of organization costs (Note 2)                                                            1,654
      Miscellaneous                                                                                          5,860
                                                                                                 ------------------
                                 Total Expenses                                                            232,680
      Fees waived and expenses reimbursed (Note 6)                                                        (126,250)
                                                                                                 ------------------
                                 Net Expenses                                                              106,430
                                                                                                 ------------------

NET INVESTMENT INCOME (LOSS)                                                                               751,271
                                                                                                 ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
      CURRENCY TRANSACTIONS:
      Net realized gain (loss) on investments sold                                                         (20,937)
      Net realized gain (loss) on foreign currency transactions                                           (776,235)
                                                                                                 ------------------
                   Net realized gain (loss) on investments and foreign
                     currency transactions                                                                (797,172)
                                                                                                 ------------------

      Net change in unrealized appreciation (depreciation) on investments                                1,328,529
      Net change in unrealized appreciation (depreciation) on foreign
         currency transactions                                                                              33,915
                                                                                                 ------------------
                   Net change in unrealized appreciation (depreciation) on
                      investments and foreign currency transactions                                      1,362,444
                                                                                                 ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
      CURRENCY TRANSACTIONS                                                                                565,272
                                                                                                 ------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                        $ 1,316,543
                                                                                                 ==================



    The accompanying notes are an integral part of the financial statements.

                                        4
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SCHRODER INTERNATIONAL BOND PORTFOLIO
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
STATEMENTS OF CHANGES IN NET ASSETS
                                                                          For the                For the
                                                                         Year Ended             Year Ended
                                                                       December 31, 1998    December 31, 1997
                                                                      ------------------    -------------------

NET ASSETS, BEGINNING OF PERIOD                                            $ 16,515,402             $ 3,000,100
                                                                     -------------------   ---------------------

OPERATIONS:
      Net investment income (loss)                                              751,271                 580,748
      Net realized gain (loss) on investments and foreign currency                                     (551,808)
         transactions                                                          (797,172)
      Net change in unrealized appreciation (depreciation) on
         investments and foreign currency transactions                        1,362,444                (752,540)
                                                                     -------------------   ---------------------
      Net increase (decrease) in net assets resulting from operations         1,316,543                (723,600)
                                                                     -------------------   ---------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
      Contributions                                                           4,891,436              18,113,652
      Withdrawals                                                           (13,089,883)             (3,874,750)
                                                                     -------------------   ---------------------
      Net increase (decrease) from transactions in investors'
         beneficial interests                                                (8,198,447)             14,238,902
                                                                     -------------------   ---------------------

      Net increase (decrease) in net assets                                  (6,881,904)             13,515,302
                                                                     -------------------   ---------------------

NET ASSETS, END OF PERIOD                                                   $ 9,633,498            $ 16,515,402
                                                                     ===================   =====================






FINANCIAL HIGHLIGHTS                                                       For the                For the
                                                                         Year Ended             Year Ended
                                                                       December 31, 1998    December 31, 1997
                                                                       -----------------    -----------------

         NET ASSETS AT END OF PERIOD (IN THOUSANDS)                        $9,633                $16,515

         RATIOS TO AVERAGE NET ASSETS:
             Expenses including reimbursement/waiver of fees               0.75%                  0.75%
             Expenses excluding reimbursement/waiver of fees               1.64%                  1.99%
             Net investment income (loss) including reimbursement/
                   waiver of fees                                          5.29%                  5.42%

         PORTFOLIO TURNOVER RATE                                            140%                   112%

    The accompanying notes are an integral part of the financial statements.

                                        5
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SCHRODER INTERNATIONAL BOND PORTFOLIO
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NOTES TO FINANCIAL STATEMENTS

NOTE 1.  ORGANIZATION

       Schroder Capital Funds II ("Schroder Core") was organized as a Delaware business trust on December 27, 1996. Schroder Core, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), currently has one investment portfolio. Included in this report is Schroder International Bond Portfolio ("Portfolio"), which is a non-diversified portfolio that commenced operations on December 31, 1996. Under its Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolio are sold without any sales charges in private placement transactions to qualified investors, including open-end management investment companies.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

       These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

       The  following  represent  the  significant  accounting  policies  of the
Portfolio:

INVESTMENT VALUATION

       Portfolio securities listed on recognized stock exchanges are valued at the last reported sales price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sales prices are not available are valued at the last sale price on the preceding day or at the mean of the closing bid and ask ("mid-market price"). Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. Prices used for valuations generally are provided by independent pricing services. Domestic short-term investments, having a maturity of 60 days or less, are valued at amortized cost, which approximates market value. Foreign short-term investments are valued at the current market price, then marked to market to recognize any gain or loss on the transaction. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Schroder Core's Board of Trustees. As of December 31, 1998, the Portfolio did not hold a position in any fair valued securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

       Investment transactions are accounted for on trade date. Interest income, including accretion of discount, is recorded as earned. Identified cost of investments sold is used to determine realized gain and loss for both financial statement and federal income tax purposes. Foreign interest income amounts and realized capital gain and loss are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

     Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the



                                        6
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SCHRODER INTERNATIONAL BOND PORTFOLIO
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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

       The Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying portfolio of securities against the effect of possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments.

ORGANIZATION COSTS

       Costs incurred by the Portfolio in connection with its organization are amortized on a straight line basis over a five-year period.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

     Schroder Capital Management International Inc. ("SCMI") is the investment adviser to the Portfolio. Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive compensation at an annual rate, payable monthly, of 0.50% of the Portfolio's average daily net assets.

ADMINISTRATOR AND SUBADMINISTRATOR

       The administrator of the Portfolio is Schroder Fund Advisors Inc. ("Schroder Advisors"). For its services, Schroder Advisors is entitled to receive compensation at an annual rate, payable monthly, of 0.10% of the Portfolio's average daily net assets. The subadministrator of the Portfolio is Forum Administrative Services, LLC ("FAdS"). FAdS is entitled to receive compensation at an annual rate, payable monthly, of 0.075% of the Portfolio's average daily net assets, subject to an annual minimum of $25,000 for its services.

OTHER SERVICE PROVIDERS

       Forum Accounting Services, LLC ("FAcS") performs portfolio accounting services for the Portfolio and is entitled to receive compensation for its services in the amount of $60,000 per year, plus certain other charges, based upon the number and types of portfolio transactions. FAcS also provides interestholder recordkeeping services to the Portfolio for which it receives $12,000 per year, plus certain other charges.

NOTE 4.  PURCHASES AND SALES OF SECURITIES

       The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the period ended December 31, 1998, were $22,224,990 and $29,698,947, respectively.

       For federal income tax purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation as of December 31, 1998, were $8,493,563, $689,600, and $123,171, respectively.

                                        7
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SCHRODER INTERNATIONAL BOND PORTFOLIO
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NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

NOTE 5.  FEDERAL TAXES

       The  Portfolio  is not  required  to pay  federal  income  tax on its net investment income and net capital gain because it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio are deemed to have been "passed through" to the Portfolio's interestholders in proportion to their holdings of the Portfolio, regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

NOTE 6.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

       SCMI, Schroder Advisors, FAdS and FAcS voluntarily waived a portion of their fees and assumed certain expenses of the Portfolio so that the Portfolio's total expenses would not exceed 0.75% of its average daily net assets. For the period ended December 31, 1998, SCMI, Schroder Advisors, FAdS and FAcS waived fees of $70,985, $14,197, $19,960 and $21,108, respectively.

NOTE 7.  BENEFICIAL INTEREST

       At  December  31,   1998,   there  was  one   interestholder,   otherwise
unaffiliated with the Portfolio, owning a 96.44% interest in the Portfolio.

NOTE 8.  CONCENTRATION OF RISK

       The Portfolio may invest more than 25% of its total assets in issuers located in any one country. To the extent that it does so, the Portfolio is susceptible to a range of factors that could adversely affect that country, including political and economic developments and foreign exchange-rate fluctuations. As a result of investing a substantial amount of its assets in a single country, the value of the Portfolio's assets may fluctuate more widely than the value of shares of a comparable fund with a lesser degree of geographic concentration. The Portfolio also invests in countries with limited or developing capital markets. Investments in such countries may involve greater risks than investments in more developed markets.


                                        8
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SCHRODER INTERNATIONAL BOND PORTFOLIO
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REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Schroder Capital Funds II and Investors of Schroder International Bond Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schroder International Bond Portfolio (a portfolio of Schroder Capital Funds II) at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.





Boston, Massachusetts                         PricewaterhouseCoopers LLP
February 5, 1999

TRUSTEES
David N. Dinkins
Peter E. Guernsey
Sharon L. Haugh
John I. Howell
Peter S. Knight
William L. Means
Clarence F. Michalis
Hermann C. Schwab
Mark J. Smith

INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

ADMINISTRATOR AND DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

CUSTODIAN
The Chase Manhattan Bank
Global Custody Division
125 London Wall
London EC2Y 5AJ, United Kingdom

TRANSFER AND DIVIDEND
DISBURSING AGENT
Forum Shareholder Services, LLC
Two Portland Square
Portland, Maine 04101

COUNSEL
Ropes & Gray
One International Place
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Post Office Square
Boston, Massachusetts 02109






This report is for the information of the shareholders of the Schroder International Bond Fund. Its use in connection with any offering of the Fund's shares is authorized only in case of a concurrent or prior delivery of the Fund's current prospectus.